Segmental and Revenue Analysis	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTAL AND REVENUE ANALYSIS

Note 19 – SEGMENTAL AND REVENUE ANALYSIS

The Company operates in a single operating segment that includes the selling of water purifying membranes and water purification equipment (products), developing, installing and selling of water purification projects (projects) and providing water treatment service such as landfill leachate treatment and purification service (services).

The net revenues consist of the following:

	For the Years Ended December 31,
	2018	2017	2016
Products	$1,387,955	$3,771,573	$4,846,972
Projects	6,223,293	4,425,596	1,578,366
Services	18,362,715	7,995,334	-
Net revenues	25,973,963	16,192,503	6,425,338
Products – related parties	304,938	229,367	4,302,978
Projects – related parties	20,761,803	8,917,627	1,551,405
Net revenues from related parties	21,066,741	9,146,994	5,854,383
Total net revenues	$47,040,704	$25,339,497	$12,279,721

All of the Company’s long-lived assets are located in the PRC.